Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended	62 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) Segment	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Apr. 06, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net unrealized gains (losses) on available-for-sale securities recorded in other comprehensive income (loss) before tax	$ 4,700,000	$ 0	$ 4,700,000	$ 0
Property and equipment, impairment losses recognized						$ 0
Number of operating segments | Segment			2
Foreign currency exchange gain	2,200,000
Foreign currency exchange loss		4,000	$ 3,700,000	0
Gain (loss) related to foreign currency translations	(6,615,000)	$ 1,579,000	(269,000)	$ 1,722,000
Accrued interest	0		0		$ 0	0
Accrued penalties	0		0		$ 0	0
Income tax benefit	334,000		334,000
Income tax expense in other comprehensive loss related to unrealized gain on available-for-sale securities	800,000		$ 800,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Percentage of income tax realized upon settlement			50.00%
Lab Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			3 years		3 years
Computer Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			3 years		3 years
Office Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			3 years		3 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, amortization description			the shorter of the useful life of the asset and the non-cancellable lease term
Other Assets
Summary Of Significant Accounting Policies [Line Items]
Security deposits for duration of lease contracts							$ 58,000
Accrued Expenses and Other Liabilities
Summary Of Significant Accounting Policies [Line Items]
Accrued income tax provision	$ 500,000		$ 500,000			$ 500,000